Schedule of Assumptions Used to Estimate Fair Value of Options (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Risk-free interest rate	0.12%	0.12%
Expected life (in years)	2 years 6 months	2 years 6 months
Expected volatility	297.00%	297.00%
Maximum [Member]
Risk-free interest rate	0.82%	0.82%
Expected life (in years)	3 years	3 years
Expected volatility	545.00%	545.00%